Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials and consumables	€ 2,062	€ 1,598
Finished goods and goods for resale	4,248	3,393
Total inventories	6,310	4,991
Provision for inventories	(379)	(308)	€ (284)
Total	€ 5,931	€ 4,683